Segment and Geographic Area Information - Segment Information (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting [Line Items]
Revenues from external customers	$ 2,391	$ 2,274	$ 2,317	$ 2,292	$ 2,155	$ 2,096	$ 2,212	$ 2,136	$ 9,274	$ 8,599	$ 8,181
Revenues									9,274	8,599	8,181
EBIT, Earnings (loss) before interest expense, income taxes, and noncontrolling interests	135	$ 134	$ 27	$ 121	71	$ 150	$ 171	$ 124	417	516	508
Total assets	4,842				4,346				4,842	4,346	3,970
Intersegment Revenues
Segment Reporting [Line Items]
Revenues									0	0	0
Operating Segments
Segment Reporting [Line Items]
Revenues from external customers									9,274	8,599	8,181
EBIT, Earnings (loss) before interest expense, income taxes, and noncontrolling interests									660	720	608
Total assets	4,779				4,299				4,779	4,299	3,938
Operating Segments | Intersegment Revenues
Segment Reporting [Line Items]
Revenues									165	192	202
Reclass and Elims
Segment Reporting [Line Items]
Revenues from external customers									0	0	0
EBIT, Earnings (loss) before interest expense, income taxes, and noncontrolling interests									0	0	0
Total assets	63				47				63	47	32
Reclass and Elims | Intersegment Revenues
Segment Reporting [Line Items]
Revenues									(165)	(192)	(202)
Clean Air Division | Operating Segments
Segment Reporting [Line Items]
Revenues from external customers									6,216	5,764	5,377
EBIT, Earnings (loss) before interest expense, income taxes, and noncontrolling interests									421	432	371
Total assets	2,812				2,559				2,812	2,559	2,298
Clean Air Division | Operating Segments | Intersegment Revenues
Segment Reporting [Line Items]
Revenues									65	108	116
Ride Performance Division | Operating Segments
Segment Reporting [Line Items]
Revenues from external customers									1,807	1,593	1,545
EBIT, Earnings (loss) before interest expense, income taxes, and noncontrolling interests									61	97	63
Total assets	1,155				959				1,155	959	756
Ride Performance Division | Operating Segments | Intersegment Revenues
Segment Reporting [Line Items]
Revenues									60	47	44
Aftermarket | Operating Segments
Segment Reporting [Line Items]
Revenues from external customers									1,251	1,242	1,259
EBIT, Earnings (loss) before interest expense, income taxes, and noncontrolling interests									178	191	174
Total assets	$ 812				781				812	781	884
Aftermarket | Operating Segments | Intersegment Revenues
Segment Reporting [Line Items]
Revenues									40	37	42
Other
Segment Reporting [Line Items]
Revenues from external customers									0	0	0
EBIT, Earnings (loss) before interest expense, income taxes, and noncontrolling interests									(243)	(204)	(100)
Total assets					$ 0					0	0
Other | Intersegment Revenues
Segment Reporting [Line Items]
Revenues									$ 0	$ 0	$ 0